DEFERRED GOVERNMENT GRANTS - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DEFERRED GOVERNMENT GRANTS
Government grants received	¥ 0	¥ 500	¥ 2,877